SEGMENT INFORMATION - Pre-Tax Income Reconciliation (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Pre-tax Income from continuing operations
Amortization of acquired intangible assets	$ (998)	$ (677)	$ (791)
Acquisition-related charges	(5)	(26)	(12)
Non-operating retirement-related (costs)/income	(598)	(1,050)	(353)
Income from continuing operations before income taxes	12,330	15,945	19,986
Business Segments
Pre-tax Income from continuing operations
Income from continuing operations before income taxes	15,380	19,602	22,219
Internal transactions
Pre-tax Income from continuing operations
Income from continuing operations before income taxes	(1,160)	(1,675)	(1,746)
Unallocated corporate amounts
Pre-tax Income from continuing operations
Income from continuing operations before income taxes	$ (290)	$ (230)	$ 668